UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended March 30, 2001

If amended report check here:      |X|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Gagnon Securities LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York             NY           10019
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Neil Gagnon                         Manager                     (212) 554-5000
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                   /s/ Neil Gagnon
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY 05/18/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               -0-
                                          ----------

Form 13F Information Table Entry Total:           62
                                          ----------

Form 13F Information Table Value Total:   $  126,378
                                          ----------
                                          (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
                     Title of                  VALUE   SHARES/  SH  PUT/  INVSTMT     OTHER     VOTING AUTHORITY
Name of Issuer        Class          Cusip    (x$1000) PRN AMT  PRN CALL  DSCRETN    MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD     COM       G9032C 10 9   4,842  245,420  SH          SOLE       N/A                    NONE
AT&T CORP              COM       001957 10 9     312   14,678  SH          SOLE       N/A                    NONE
ELECSYS CORP           COM       00949N 10 3     904  698,097  SH          SOLE       N/A                    NONE
AMERICAN HOME PRODS    COM       026609 10 7     235    4,000  SH          SOLE       N/A                    NONE
CIRO
ARROW INTL INC         COM       042764 10 0   7,714  204,355  SH          SOLE       N/A                    NONE
AVAX TECHNOLOGIES INC  COM PAR   053495 30 5      83  106,720  SH          SOLE       N/A                    NONE
                       $0.004
AVID TECHNOLOGY INC    COM       05367P 10 0   2,917  218,135  SH          SOLE       N/A                    NONE
BANK OF AMERICA        COM       060505 10 4     940   17,169  SH          SOLE       N/A                    NONE
CORPORATION
BANK OF NEW YORK INC   COM       064057 10 2   1,496   30,400  SH          SOLE       N/A                    NONE
BELLSOUTH CORP         COM       079860 10 2     178    4,356  SH          SOLE       N/A                    NONE
BERKLEY W R CORP       COM       084423 10 0   7,810  173,316  SH          SOLE       N/A                    NONE
BRISTOL MYERS SQUIBB   COM       110122 10 8   3,366   56,672  SH          SOLE       N/A                    NONE
CO
CARDIODYNAMICS INTL    COM       141597 10 4   1,431  394,775  SH          SOLE       N/A                    NONE
CORP
CHUBB CORP             COM       171232 10 1   1,651   22,800  SH          SOLE       N/A                    NONE
CITIGROUP INC          COM       172967 10 1   1,236   27,500  SH          SOLE       N/A                    NONE
COCA COLA CO           COM       191216 10 0     216    4,800  SH          SOLE       N/A                    NONE
CORE INC MASS          COM       21867P 10 2     978  206,027  SH          SOLE       N/A                    NONE
CORRECTIONAL SVCS CORP COM       219921 10 3   1,312  608,678  SH          SOLE       N/A                    NONE
CORRECTIONS CORP OF    COM       22025Y 10 0   2,501 3,127,082 SH          SOLE       N/A                    NONE
AMER
CORRECTIONS CORP OF    PF B      22025Y 30 8     275   29,439  SH          SOLE       N/A                    NONE
AMER
DU PONT E I DE         COM       263434 10 9     169    4,160  SH          SOLE       N/A                    NONE
NEMOURS & CO
DYNAMIC OIL & GAS INC  COM       267906 10 0     150  129,950  SH          SOLE       N/A                    NONE
EXULT INC DEL          COM       302284 10 4   3,404  357,204  SH          SOLE       N/A                    NONE
FEDERAL NATL MTG ASSN  COM       313586 10 9   7,920   99,500  SH          SOLE       N/A                    NONE
GENERAL ELEC CO        COM       369604 10 3     653   15,600  SH          SOLE       N/A                    NONE
HOME DEPOT INC         COM       437076 10 2   10,829 251,254  SH          SOLE       N/A                    NONE
IMPATH INC             COM       45255G 10 1   11,482 247,594  SH          SOLE       N/A                    NONE
INTUITIVE SURGICAL INC COM       46120E 10 7   1,344  275,895  SH          SOLE       N/A                    NONE
J P MORGAN CHASE & CO  COM       46625H 10 0     103    2,304  SH          SOLE       N/A                    NONE
JOHNSON & JOHNSON      COM       478160 10 4     384    4,400  SH          SOLE       N/A                    NONE
LOCKHEED MARTIN CORP   COM       539830 10 9     256    7,200  SH          SOLE       N/A                    NONE
LUCENT TECHNOLOGIES    COM       549463 10 7     112   11,292  SH          SOLE       N/A                    NONE
INC
MCDONALDS CORP         COM       580135 10 1     339   12,800  SH          SOLE       N/A                    NONE
MERCK & CO INC         COM       589331 10 7     273    3,600  SH          SOLE       N/A                    NONE
MOLEX INC              COM       608554 10 1     320    9,096  SH          SOLE       N/A                    NONE
MOLEX INC              CL A      608554 20 0     233    8,384  SH          SOLE       N/A                    NONE
NORTH AMERN PALLADIUM  COM       656912 10 2   4,645  603,348  SH          SOLE       N/A                    NONE
LTD
NUCOR CORP             COM       670346 10 5     149    3,720  SH          SOLE       N/A                    NONE
OTTER TAIL PWR CO      COM       689648 10 3     112    4,000  SH          SOLE       N/A                    NONE
PLX TECHNOLOGY INC     COM       693417 10 7   1,742  395,536  SH          SOLE       N/A                    NONE
PALL CORP              COM       696429 30 7     762   34,800  SH          SOLE       N/A                    NONE
PER SE TECHNOLOGIES    COM NEW   713569 30 9     543   91,975  SH          SOLE       N/A                    NONE
INC
PEPSICO INC            COM       713448 10 8     395    9,000  SH          SOLE       N/A                    NONE
PETROLEUM GEO-SVCS A/S SPONSORED 716597 10 9     592   66,225  SH          SOLE       N/A                    NONE
                       ADR
PETROQUEST ENERGY INC  COM       716748 10 8   5,515 1,096,223 SH          SOLE       N/A                    NONE
PROCTOR & GAMBLE CO    COM       742718 10 9   2,541   40,600  SH          SOLE       N/A                    NONE
QWEST COMMUNICATINS    COM       749121 10 9     141    4,042  SH          SOLE       N/A                    NONE
INTL INC
RENTRAK CORP           COM       760174 10 2   1,187  322,000  SH          SOLE       N/A                    NONE
SBC COMMUNICATIONS INC COM       78387G 10 3     275    6,163  SH          SOLE       N/A                    NONE
SERENA SOFTWARE INC    COM       817492 10 1   2,508  274,892  SH          SOLE       N/A                    NONE
STERICYCLE INC         COM       858912 10 8   6,189  138,709  SH          SOLE       N/A                    NONE
SYMYX TECHNOLOGIES     COM       87155S 10 8   4,467  353,174  SH          SOLE       N/A                    NONE
TECO ENERGY INC        COM       872375 10 0     119    4,000  SH          SOLE       N/A                    NONE
USX MARATHON GROUP     COM       902905 82 7     142    5,278  SH          SOLE       N/A                    NONE
UROLOGIX INC           COM       917273 10 4   5,823  270,857  SH          SOLE       N/A                    NONE
VALUE CITY DEPT        COM       920387 10 7   1,577  190,035  SH          SOLE       N/A                    NONE
STORES INC
VERIZON COMMUNICATIONS COM       92343V 10 4     287    5,834  SH          SOLE       N/A                    NONE
VERMONT TEDDY BEAR INC COM       92427X 10 9   1,135  283,965  SH          SOLE       N/A                    NONE
VIACOM INC             CL B      925524 30 8     360    8,204  SH          SOLE       N/A                    NONE
WAL MART STORES INC    COM       931142 10 3     242    4,800  SH          SOLE       N/A                    NONE
WEBSENSE INC           COM       947684 10 6   6,445  542,817  SH          SOLE       N/A                    NONE
WELLS FARGO & CO NEW   COM       949746 10 1   4,959  100,250  SH          SOLE       N/A                    NONE